Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
5.70%, 05/25/37
(a)
................. USD 43 $ 7,079
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.24%
Floor + 0.59%), 5.92%, 05/25/35
(a)
...... 49 38,300
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 5,292
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 4,032
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
7.17%, 08/25/34 ................ —
(b)
269
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 03/25/37 ................ 11 9,635
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 03/25/37 ................ 14 13,297
Series 2007-HE3, Class 1A3, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.69%, 04/25/37 ................ 25 38,642
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.60%, 10/25/36
(a)
................. 24 23,390
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.64%, 05/25/37 ................ 131 86,949
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.71%, 05/25/37 ................ 60 39,434
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ...... 36 9,192
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 5.66%,
12/25/25
(a)
...................... —
(b)
543
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 10 10,197
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.50%,
01/25/29
(c)
.................... 1 3,011
Series 2006-S5, Class A5, 6.16%, 06/25/35 2 2,514
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.62%, 05/15/35 .......... 2 2,038
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 5.59%, 11/15/36 ........... 5 4,579
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (1-mo. CME Term
SOFR at 0.40% Floor + 0.71%), 6.04%,
01/25/36
(a)
...................... 41 36,654
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.51%),
5.84%, 01/25/47 ................ 20 9,882
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 2.25% Floor + 3.49%),
8.82%, 02/25/47 ................ 25 23,794
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30%
Floor + 0.41%), 5.74%, 05/25/37
(a)
...... USD 28 $ 22,129
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (1-mo. CME Term SOFR at
0.23% Floor + 0.34%), 5.67%, 05/25/37
(a)
. 603 141,214
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
33 33,047
Series 2002-A, Class C, 0.00%, 06/15/33 . 3 2,983
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.74%,
06/25/36 ..................... 20 9,353
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.16% Floor + 0.43%), 5.76%,
08/25/36 ..................... 13 5,020
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor + 0.59%),
5.92%, 05/25/37
(a)
................. 17 11,899
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.30% Floor + 0.71%), 6.04%,
12/25/34
(a)
...................... 78 70,019
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 8 3,840
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.65%, 03/25/37
(a)
............... 40 32,133
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
.................... 29 24,044
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
.................... 32 27,393
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.64%, 10/15/37
(a) (d)
.......... 6 5,968
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
......... 24 21,481
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR
at 0.16% Floor + 0.43%), 5.76%, 07/25/36
(a)
15 3,290
Total Asset-Backed Securities — 0 .2%
(Cost: $ 1,048,035 ) ............................... 782,536
Shares
Shares
Common Stocks
Aerospace & Defense — 0.6%
BAE Systems plc .................... 21,553 367,380
Curtiss-Wright Corp. .................. 3,844 983,833
Dassault Aviation SA ................. 194 42,713
Embraer SA
(e)
...................... 9,038 60,117
Hexcel Corp. ....................... 427 31,107
Kongsberg Gruppen ASA .............. 955 65,941
Northrop Grumman Corp. .............. 488 233,586
Saab AB , Class B ................... 5,288 470,383
Textron, Inc. ....................... 4,856 465,836
Thales SA ......................... 404 68,874
2,789,770

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.1%
CJ Logistics Corp. ................... 2,997 $ 266,543
Expeditors International of Washington, Inc. .. 151 18,357
Nippon Express Holdings, Inc. ........... 1,100 56,150
341,050
Automobile Components — 0.1%
Apollo Tyres Ltd. .................... 2,766 15,528
Hankook Tire & Technology Co. Ltd. ....... 1,543 62,000
HL Mando Co. Ltd. ................... 1,832 46,429
Hyundai Mobis Co. Ltd. ................ 215 41,740
Koito Manufacturing Co. Ltd. ............ 6,300 84,922
Valeo SE ......................... 1,631 20,391
271,010
Automobiles — 0.8%
Bayerische Motoren Werke AG .......... 1,616 186,452
BYD Co. Ltd. , Class A ................. 45,700 1,312,506
BYD Co. Ltd. , Class H ................ 2,000 51,210
Honda Motor Co. Ltd. ................. 2,400 29,697
Mercedes-Benz Group AG .............. 19,597 1,560,645
NIO, Inc. , Class A
(e)
.................. 2,150 9,896
Tesla, Inc.
(e)
........................ 2,000 351,580
3,501,986
Banks — 3.4%
ABN AMRO Bank NV , CVA
(d) (f)
........... 4,839 82,806
AU Small Finance Bank Ltd.
(d) (f)
.......... 719 4,892
Banco Bradesco SA .................. 3,121 7,940
Banco Santander SA ................. 28,911 141,214
Bancolombia SA .................... 4,068 36,078
Bank Hapoalim BM .................. 1,195 11,199
Bank of America Corp. ................ 58,038 2,200,801
Bank Polska Kasa Opieki SA ............ 4,250 193,136
BAWAG Group AG
(d) (f)
................. 5,985 378,799
Canadian Imperial Bank of Commerce
(g)
.... 17,494 886,872
Canara Bank ....................... 938 6,561
China Merchants Bank Co. Ltd. , Class H .... 42,000 166,468
Credit Agricole SA ................... 11,292 168,453
DBS Group Holdings Ltd. .............. 6,000 160,127
DNB Bank ASA ..................... 44,136 877,316
Erste Group Bank AG ................. 1,885 84,010
Grupo Financiero Banorte SAB de CV , Class O 17,299 183,828
HDFC Bank Ltd. .................... 7,735 134,880
ICICI Bank Ltd. ..................... 3,196 42,135
IndusInd Bank Ltd. ................... 3,861 72,183
ING Groep NV ...................... 93,529 1,539,795
JPMorgan Chase & Co. ............... 3,262 653,379
KakaoBank Corp. ................... 564 11,780
Mediobanca Banca di Credito Finanziario SpA 11,718 174,615
Mitsubishi UFJ Financial Group, Inc. ....... 141,700 1,441,670
Mizuho Financial Group, Inc. ............ 113,700 2,248,453
Societe Generale SA ................. 3,048 81,665
Standard Chartered plc ................ 5,429 46,025
State Bank of India ................... 1,666 15,088
Sumitomo Mitsui Financial Group, Inc. ...... 28,700 1,678,167
Swedbank AB , Class A ................ 29,801 591,483
UniCredit SpA ...................... 31,277 1,187,879
United Overseas Bank Ltd. ............. 4,600 100,004
15,609,701
Beverages — 1.3%
Ambev SA ........................ 98,916 246,925
Anadolu Efes Biracilik ve Malt Sanayii A/S ,
Class A ........................ 22,716 106,236
Coca-Cola Co. (The) ................. 40,120 2,454,542
Coca-Cola Femsa SAB de CV ........... 9,892 95,299
Coca-Cola Icecek A/S ................. 598 10,395
Security
Shares
Shares Value
Beverages (continued)
Kirin Holdings Co. Ltd. ................ 25,400 $ 353,220
Molson Coors Beverage Co. , Class B ...... 3,598 241,965
PepsiCo, Inc. ...................... 13,763 2,408,663
Pernod Ricard SA ................... 259 41,928
United Spirits Ltd. ................... 713 9,709
5,968,882
Biotechnology — 0.9%
AbbVie, Inc. ....................... 7,258 1,321,682
Alkermes plc
(e)
...................... 283 7,661
Amgen, Inc. ....................... 2,444 694,878
BeiGene Ltd.
(e)
..................... 1,300 15,640
BioMarin Pharmaceutical, Inc.
(e)
.......... 231 20,175
Celltrion, Inc. ....................... 427 58,310
CSL Ltd. .......................... 1,084 203,388
Genmab A/S
(e)
...................... 700 209,880
Gilead Sciences, Inc. ................. 6,317 462,720
Hugel, Inc.
(e)
....................... 181 25,947
Incyte Corp.
(e)
...................... 2,929 166,865
Innovent Biologics, Inc.
(d) (e) (f)
............. 22,000 106,150
Neurocrine Biosciences, Inc.
(e)
........... 1,300 179,296
Regeneron Pharmaceuticals, Inc.
(e)
........ 248 238,697
Vertex Pharmaceuticals, Inc.
(e)
........... 1,265 528,783
4,240,072
Broadline Retail — 2.3%
Alibaba Group Holding Ltd. ............. 95,700 865,399
Amazon.com, Inc.
(e)
.................. 45,402 8,189,613
Coupang, Inc. , Class A
(e)
............... 1,328 23,625
eBay, Inc. ......................... 20,091 1,060,403
JD.com, Inc. , Class A ................. 20,300 278,453
Poya International Co. Ltd. ............. 1,010 15,708
Shinsegae, Inc. ..................... 196 24,793
10,457,994
Building Products — 0.1%
Lennox International, Inc. .............. 154 75,269
Owens Corning ..................... 2,983 497,564
572,833
Capital Markets — 1.0%
Central Depository Services India Ltd.
(f)
..... 385 7,923
Franklin Resources, Inc.
(g)
.............. 1,023 28,757
Invesco Ltd. ....................... 14,617 242,496
Macquarie Group Ltd. ................. 9,596 1,248,224
Moody's Corp. ...................... 5,293 2,080,308
MSCI, Inc. ........................ 452 253,323
Nasdaq, Inc. ....................... 627 39,564
S&P Global, Inc. .................... 1,240 527,558
4,428,153
Chemicals — 0.5%
Asahi Kasei Corp. ................... 800 5,867
Asian Paints Ltd. .................... 2,763 94,294
Hanwha Solutions Corp. ............... 504 10,349
Johnson Matthey plc ................. 353 7,977
KCC Corp. ........................ 276 54,272
LG Chem Ltd. ...................... 1,985 649,701
Novonesis (Novozymes) B , Class B ....... 14,858 873,971
Nutrien Ltd. ........................ 2,470 134,190
Orica Ltd. ......................... 6,570 78,146
Pidilite Industries Ltd. ................. 397 14,360
PPG Industries, Inc. .................. 1,050 152,145
RPM International, Inc. ................ 1,053 125,254
Supreme Industries Ltd. ............... 241 12,253

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
UPL Ltd. .......................... 1,756 $ 9,620
2,222,399
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. ..................... 2,834 523,468
Communications Equipment — 0.0%
Accton Technology Corp. .............. 2,000 28,661
Arcadyan Technology Corp. ............. 7,000 41,886
BYD Electronic International Co. Ltd. ....... 5,000 18,457
Motorola Solutions, Inc. ............... 124 44,018
133,022
Construction & Engineering — 1.0%
AECOM .......................... 21,746 2,132,848
Daewoo Engineering & Construction Co. Ltd.
(e)
10,563 29,280
Eiffage SA ........................ 2,833 321,524
EMCOR Group, Inc. .................. 2,492 872,698
HDC Hyundai Development Co-Engineering &
Construction ..................... 629 8,384
JGC Holdings Corp. .................. 2,800 27,454
Praj Industries Ltd. ................... 2,643 16,948
Samsung Engineering Co. Ltd.
(e)
.......... 1,768 33,117
Stantec, Inc. ....................... 9,527 790,969
Worley Ltd. ........................ 17,212 187,872
WSP Global, Inc. .................... 475 79,167
4,500,261
Construction Materials — 0.0%
James Hardie Industries plc , CDI
(e)
........ 3,461 139,109
Consumer Finance — 0.6%
American Express Co. ................ 11,138 2,536,011
Bajaj Finance Ltd. ................... 175 15,281
Cholamandalam Investment and Finance Co.
Ltd. ........................... 724 10,082
Synchrony Financial .................. 9,138 394,030
2,955,404
Consumer Staples Distribution & Retail — 0.6%
Aeon Co. Ltd. ...................... 3,700 87,771
Avenue Supermarts Ltd.
(d) (e) (f)
............ 144 7,826
BGF retail Co. Ltd. ................... 58 5,038
BIM Birlesik Magazalar A/S ............. 3,849 41,817
Cia Brasileira de Distribuicao
(e)
........... 16,800 9,982
Costco Wholesale Corp. ............... 2,145 1,571,491
Empire Co. Ltd. , Class A ............... 1,901 46,425
Migros Ticaret A/S ................... 25,827 326,128
Tesco plc ......................... 201,395 754,320
Tsuruha Holdings, Inc. ................ 1,200 85,631
2,936,429
Containers & Packaging — 0.0%
AptarGroup, Inc. .................... 793 114,105
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Registered) ....... 35,282 856,453
Tata Communications Ltd. .............. 305 7,371
Telefonica Brasil SA .................. 18,804 189,375
1,053,199
Electric Utilities — 0.7%
Acciona SA ........................ 878 106,853
CPFL Energia SA .................... 26,061 181,139
Edison International .................. 1,754 124,060
Enel SpA ......................... 330,243 2,180,099
Energisa SA ....................... 9,901 94,758
Iberdrola SA ....................... 19,564 242,992
Orsted A/S
(d) (e) (f)
..................... 2,395 133,830
Security
Shares
Shares Value
Electric Utilities (continued)
Transmissora Alianca de Energia Eletrica SA . 992 $ 7,174
Verbund AG ....................... 1,005 73,425
3,144,330
Electrical Equipment — 0.7%
ABB Ltd. (Registered) ................. 48,781 2,262,965
Acuity Brands, Inc. ................... 987 265,237
Bizlink Holding, Inc. .................. 5,954 47,783
CS Wind Corp. ..................... 147 5,673
Goneo Group Co. Ltd. , Class A .......... 1,000 14,123
Nordex SE
(e)
....................... 7,347 96,348
Schneider Electric SE ................. 31 7,008
Signify NV
(d) (f)
...................... 4,778 147,088
Vestas Wind Systems A/S
(e)
............. 5,915 164,991
3,011,216
Electronic Equipment, Instruments & Components — 0.7%
Chroma ATE, Inc. .................... 27,000 213,193
Delta Electronics, Inc. ................. 38,000 406,709
FLEXium Interconnect, Inc. ............. 14,000 40,124
Samsung SDI Co. Ltd. ................ 276 97,885
Sinbon Electronics Co. Ltd. ............. 1,000 8,752
Spectris plc ........................ 5,112 212,709
TE Connectivity Ltd. .................. 14,480 2,103,075
3,082,447
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 853 28,575
Schlumberger NV ................... 18,191 997,049
1,025,624
Entertainment — 0.6%
Bilibili, Inc. , Class Z
(e)
................. 5,380 61,028
NCSoft Corp. ...................... 88 13,462
NetEase, Inc. ...................... 1,000 20,722
Netflix, Inc.
(e)
....................... 2,166 1,315,477
Nintendo Co. Ltd. .................... 2,500 136,411
Spotify Technology SA
(e)
............... 3,791 1,000,445
2,547,545
Financial Services — 1.8%
Bajaj Finserv Ltd. .................... 1,240 24,531
Berkshire Hathaway, Inc. , Class B
(e)
....... 3,485 1,465,512
Block, Inc. , Class A
(e)
................. 10,163 859,586
FirstRand Ltd. ...................... 4,449 14,496
Groupe Bruxelles Lambert NV ........... 5,388 407,323
Investor AB , Class B .................. 44,739 1,122,695
Mastercard, Inc. , Class A ............... 7,340 3,534,724
Sofina SA ......................... 240 53,820
Visa, Inc. , Class A ................... 2,013 561,788
Worldline SA
(d) (e) (f)
.................... 955 11,815
8,056,290
Food Products — 1.1%
Bunge Global SA .................... 4,882 500,503
Danone SA ........................ 4,447 287,476
General Mills, Inc. ................... 21,302 1,490,501
MEIJI Holdings Co. Ltd. ............... 1,500 32,749
Nestle SA (Registered) ................ 24,537 2,607,055
Nisshin Seifun Group, Inc. .............. 2,500 34,445
Sao Martinho SA .................... 10,467 64,800
5,017,529
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. .............. 1,900 14,784
UGI Corp. ......................... 22,945 563,070
577,854

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 0.1%
Central Japan Railway Co. ............. 3,400 $ 84,440
Grab Holdings Ltd. , Class A
(e)
............ 7,609 23,892
Localiza Rent a Car SA ................ 1,315 14,415
Old Dominion Freight Line, Inc. .......... 42 9,211
Uber Technologies, Inc.
(e)
.............. 3,324 255,915
387,873
Health Care Equipment & Supplies — 1.1%
Cochlear Ltd.
(g)
..................... 647 142,295
Edwards Lifesciences Corp.
(e)
........... 4,719 450,948
Hologic, Inc.
(e)
...................... 676 52,701
IDEXX Laboratories, Inc.
(e)
.............. 234 126,344
Intuitive Surgical, Inc.
(e)
................ 2,947 1,176,118
Medtronic plc ...................... 28,660 2,497,719
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ..................... 400 15,426
Stryker Corp. ...................... 1,157 414,056
4,875,607
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. .................. 5,280 590,832
Centene Corp.
(e)
.................... 500 39,240
Cigna Group (The) ................... 591 214,646
Dr Lal PathLabs Ltd.
(d) (f)
................ 1,470 39,967
Elevance Health, Inc. ................. 3,339 1,731,405
HCA Healthcare, Inc. ................. 42 14,008
UnitedHealth Group, Inc. ............... 3,711 1,835,832
4,465,930
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(e)
.......... 230 53,289
Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd. ................. 13,441 376,361
Booking Holdings, Inc. ................ 691 2,506,865
Boyd Gaming Corp. .................. 226 15,214
MakeMyTrip Ltd.
(e)
................... 5,372 381,681
McDonald's Corp. ................... 4,386 1,236,633
Meituan , Class B
(d) (e) (f)
................. 72,820 898,897
MGM Resorts International
(e)
............ 463 21,858
Oriental Land Co. Ltd. ................ 2,100 67,275
Trip.com Group Ltd.
(e)
................. 4,657 206,498
Yum China Holdings, Inc. .............. 755 30,041
5,741,323
Household Durables — 0.6%
Barratt Developments plc .............. 34,962 209,845
Dixon Technologies India Ltd.
(f)
........... 417 37,567
DR Horton, Inc. ..................... 1,317 216,712
Gree Electric Appliances, Inc. of Zhuhai , Class
A ............................ 50,900 274,855
KB Home ......................... 633 44,867
Lennar Corp. , Class A ................. 2,287 393,318
Nikon Corp. ....................... 4,900 49,599
Panasonic Holdings Corp. .............. 128,500 1,226,374
Sekisui House Ltd. ................... 4,000 91,111
Taylor Morrison Home Corp.
(e)
........... 1,191 74,045
Toll Brothers, Inc. .................... 227 29,367
2,647,660
Household Products — 1.0%
Colgate-Palmolive Co. ................ 25,298 2,278,085
Kimberly-Clark Corp. ................. 6,795 878,933
Procter & Gamble Co. (The) ............ 8,411 1,364,685
4,521,703
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
Drax Group plc ..................... 17,643 $ 111,652
ReNew Energy Global plc , Class A
(e)
....... 6,276 37,656
149,308
Industrial Conglomerates — 1.7%
3M Co. ........................... 18,834 1,997,722
CJ Corp.
(e)
........................ 282 25,582
Doosan Co. Ltd.
(e)
................... 515 57,914
Honeywell International, Inc. ............ 12,255 2,515,339
Siemens AG (Registered) .............. 13,327 2,544,642
Siemens Ltd. ....................... 208 13,438
Smiths Group plc .................... 22,640 469,294
7,623,931
Industrial REITs — 0.1%
Prologis, Inc. ....................... 969 126,183
Segro plc ......................... 39,141 446,267
Tritax Big Box REIT plc ................ 22,643 45,018
617,468
Insurance — 1.5%
AIA Group Ltd. ..................... 166,000 1,116,611
Aon plc , Class A .................... 792 264,306
Arch Capital Group Ltd.
(e)
.............. 131 12,110
Aviva plc ......................... 1,181 7,411
AXA SA .......................... 7,827 293,949
Direct Line Insurance Group plc
(e)
......... 25,231 62,114
Manulife Financial Corp. ............... 7,805 194,931
Marsh & McLennan Cos., Inc. ........... 1,210 249,236
Max Financial Services Ltd.
(e)
............ 662 7,982
MetLife, Inc. ....................... 21,636 1,603,444
NN Group NV ...................... 20,953 967,297
Ping An Insurance Group Co. of China Ltd. ,
Class H ........................ 90,500 384,234
Reinsurance Group of America, Inc. ....... 420 81,010
Travelers Cos., Inc. (The) .............. 7,637 1,757,579
7,002,214
Interactive Media & Services — 3.0%
Alphabet, Inc. , Class A
(e)
............... 26,500 3,999,645
Alphabet, Inc. , Class C
(e)
............... 23,665 3,603,233
Auto Trader Group plc
(d) (f)
.............. 54,231 478,909
Baidu, Inc. , Class A
(e)
................. 19,800 260,660
Kuaishou Technology
(d) (e) (f)
.............. 11,600 73,017
Meta Platforms, Inc. , Class A ............ 6,615 3,212,112
NAVER Corp. ...................... 911 126,563
Scout24 SE
(d) (f)
..................... 584 43,998
Tencent Holdings Ltd. ................. 45,700 1,780,012
13,578,149
IT Services — 0.5%
Accenture plc , Class A ................ 847 293,579
CGI, Inc. , Class A
(e)
.................. 427 47,109
Coforge Ltd. ....................... 135 8,941
GoDaddy, Inc. , Class A
(e)
............... 1,983 235,342
HCL Technologies Ltd. ................ 12,564 233,597
Infosys Ltd. ........................ 3,725 67,080
Nomura Research Institute Ltd. .......... 1,400 39,548
Otsuka Corp. ...................... 800 16,975
Shopify, Inc. , Class A
(e)
................ 7,394 570,428
VeriSign, Inc.
(e)
..................... 5,091 964,795
Wix.com Ltd.
(e)
...................... 208 28,596
2,505,990
Leisure Products — 0.0%
Sega Sammy Holdings, Inc. ............. 18,200 224,805

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. .............. 12,930 $ 1,881,444
Machinery — 0.7%
Amada Co. Ltd. ..................... 52,300 598,952
Atlas Copco AB , Class A ............... 1,146 19,354
Cummins India Ltd. .................. 4,331 156,352
Flowserve Corp. .................... 477 21,789
Graco, Inc. ........................ 3,698 345,615
Komatsu Ltd. ...................... 1,600 47,345
Oshkosh Corp. ..................... 3,312 413,040
Otis Worldwide Corp. ................. 13,469 1,337,068
Turk Traktor ve Ziraat Makineleri A/S
(e)
...... 603 18,288
Wartsila OYJ Abp .................... 19,396 294,771
Weir Group plc (The) ................. 300 7,663
3,260,237
Marine Transportation — 0.3%
Kuehne + Nagel International AG (Registered) 4,733 1,316,809
Media — 0.4%
Cheil Worldwide, Inc. ................. 2,041 28,305
Comcast Corp. , Class A ............... 9,650 418,328
Fox Corp. , Class A
(g)
.................. 13,696 428,274
Fox Corp. , Class B ................... 10,635 304,374
Informa plc ........................ 36,368 381,573
MultiChoice Group
(e)
.................. 1,516 9,093
Paramount Global , Class B ............. 13,942 164,097
Publicis Groupe SA .................. 361 39,356
1,773,400
Metals & Mining — 0.9%
Anglo American plc .................. 24,516 603,852
ArcelorMittal SA ..................... 47,012 1,292,225
Constellium SE , Class A
(e)
.............. 266 5,881
Norsk Hydro ASA .................... 16,753 92,064
Reliance, Inc. ...................... 202 67,505
Rio Tinto Ltd. ...................... 1,520 120,635
Rio Tinto plc ....................... 3,229 204,153
Southern Copper Corp.
(g)
............... 1,376 146,572
Wheaton Precious Metals Corp. .......... 35,471 1,670,702
4,203,589
Multi-Utilities — 0.2%
E.ON SE ......................... 2,584 35,974
Engie SA ......................... 54,647 915,739
951,713
Oil, Gas & Consumable Fuels — 3.0%
Ampol Ltd. ........................ 591 15,331
BP plc ........................... 39,425 247,330
Chevron Corp. ...................... 8,124 1,281,480
ConocoPhillips ..................... 21,060 2,680,517
Cosan SA ......................... 14,819 47,777
ENEOS Holdings, Inc. ................ 106,000 510,692
EOG Resources, Inc.
(g)
................ 4,631 592,027
Equinor ASA
(g)
...................... 8,547 229,183
Exxon Mobil Corp. ................... 23,166 2,692,816
Keyera Corp. ...................... 7,540 194,213
Marathon Petroleum Corp. ............. 5,857 1,180,185
Petroleo Brasileiro SA ................. 6,008 45,916
Repsol SA ........................ 28,395 473,947
Shell plc .......................... 29,281 971,529
Ultrapar Participacoes SA .............. 18,496 105,288
Valero Energy Corp. .................. 13,371 2,282,296
13,550,527
Security
Shares
Shares Value
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................ 93 $ 7,804
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(e) (g)
.............. 578 24,848
ANA Holdings, Inc. ................... 11,100 231,982
Delta Air Lines, Inc. .................. 6,828 326,856
Deutsche Lufthansa AG (Registered)
(e)
..... 5,357 42,102
easyJet plc ........................ 3,447 24,812
Singapore Airlines Ltd. ................ 79,200 375,369
1,025,969
Personal Care Products — 0.1%
Amorepacific Group .................. 1,084 21,829
LG H&H Co. Ltd. .................... 74 21,258
Natura & Co. Holding SA ............... 20,468 72,601
Unilever plc ........................ 8,947 449,156
564,844
Pharmaceuticals — 3.5%
Alkem Laboratories Ltd. ............... 570 33,808
Astellas Pharma, Inc. ................. 75,000 805,706
AstraZeneca plc .................... 2,343 314,768
Bristol-Myers Squibb Co. ............... 22,966 1,245,446
Daiichi Sankyo Co. Ltd. ................ 11,700 372,281
Eli Lilly & Co. ...................... 2,968 2,308,985
GSK plc .......................... 12,457 267,457
Johnson & Johnson .................. 18,250 2,886,968
Merck & Co., Inc. .................... 20,794 2,743,768
Novartis AG (Registered) .............. 12,145 1,176,346
Novo Nordisk A/S , Class B ............. 26,995 3,462,741
Otsuka Holdings Co. Ltd. .............. 7,400 307,383
Zydus Lifesciences Ltd. ............... 9,574 115,926
16,041,583
Professional Services — 0.4%
Automatic Data Processing, Inc. .......... 91 22,726
Computer Age Management Services Ltd. ... 223 7,826
ExlService Holdings, Inc.
(e)
............. 569 18,094
Experian plc ....................... 20,461 891,546
Genpact Ltd. ....................... 15,207 501,071
Recruit Holdings Co. Ltd. .............. 8,500 376,599
1,817,862
Real Estate Management & Development — 0.5%
CBRE Group, Inc. , Class A
(e)
............ 566 55,038
China Resources Land Ltd. ............. 24,000 76,138
FirstService Corp. ................... 497 82,280
Jones Lang LaSalle, Inc.
(e)
.............. 154 30,044
Mitsubishi Estate Co. Ltd. .............. 6,000 109,476
Mitsui Fudosan Co. Ltd. ............... 153,000 1,665,131
Nomura Real Estate Holdings, Inc. ........ 9,000 254,262
Tokyo Tatemono Co. Ltd. ............... 1,600 27,026
Wharf Real Estate Investment Co. Ltd. ..... 10,000 32,559
Zillow Group, Inc. , Class C
(e)
............ 1,529 74,584
2,406,538
Retail REITs — 0.0%
Brixmor Property Group, Inc. ............ 521 12,217
Klepierre SA ....................... 1,224 31,684
43,901
Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials, Inc. ................ 13,079 2,697,282
ASML Holding NV ................... 171 165,778
ASPEED Technology, Inc. .............. 1,000 104,220
Broadcom, Inc. ..................... 488 646,800
Cirrus Logic, Inc.
(e)
................... 1,561 144,486
Elan Microelectronics Corp. ............. 17,000 85,258

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................... 747 $ 521,832
Lam Research Corp. ................. 1,386 1,346,596
MediaTek, Inc. ...................... 32,000 1,194,869
NVIDIA Corp. ...................... 11,406 10,306,005
Parade Technologies Ltd. .............. 1,000 28,781
Phison Electronics Corp. ............... 14,000 301,964
QUALCOMM, Inc. ................... 15,932 2,697,288
Realtek Semiconductor Corp. ........... 13,000 226,385
Silergy Corp. ....................... 1,000 10,230
Sino-American Silicon Products, Inc. ....... 17,000 114,240
Taiwan Semiconductor Manufacturing Co. Ltd. 91,000 2,215,039
Tokyo Electron Ltd. .................. 4,100 1,067,842
Win Semiconductors Corp. ............. 3,000 13,642
23,888,537
Software — 5.3%
Adobe, Inc.
(e)
....................... 3,191 1,610,178
Birlasoft Ltd. ....................... 26,411 235,974
Box, Inc. , Class A
(e) (g)
................. 3,159 89,463
Cadence Design Systems, Inc.
(e)
......... 7,458 2,321,526
Fortinet, Inc.
(e)
...................... 422 28,827
Guidewire Software, Inc.
(e)
.............. 507 59,172
KPIT Technologies Ltd. ................ 863 15,446
Manhattan Associates, Inc.
(e)
............ 7,380 1,846,697
Microsoft Corp. ..................... 30,711 12,920,732
Nice Ltd.
(e)
........................ 181 47,104
Nutanix, Inc. , Class A
(e)
................ 6,751 416,672
SAP SE .......................... 13,756 2,678,554
ServiceNow, Inc.
(e)
................... 1,893 1,443,223
Teradata Corp.
(e)
.................... 2,952 114,154
TOTVS SA
(e)
....................... 13,387 76,045
Workday, Inc. , Class A
(e)
............... 1,933 527,226
24,430,993
Specialized REITs — 0.1%
American Tower Corp. ................ 897 177,238
Equinix, Inc. ....................... 259 213,760
SBA Communications Corp. ............ 125 27,088
418,086
Specialty Retail — 1.1%
Best Buy Co., Inc. ................... 22,088 1,811,879
Home Depot, Inc. (The) ............... 3,806 1,459,982
Industria de Diseno Textil SA ............ 34,578 1,741,220
TJX Cos., Inc. (The) .................. 322 32,657
Trent Ltd. ......................... 421 19,983
5,065,721
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc. ........................ 65,528 11,236,741
Chicony Electronics Co. Ltd. ............ 1,000 6,916
Dell Technologies, Inc. , Class C .......... 4,570 521,483
Hewlett Packard Enterprise Co. .......... 7,524 133,401
HP, Inc. .......................... 70,193 2,121,232
NetApp, Inc. ....................... 156 16,375
14,036,148
Textiles, Apparel & Luxury Goods — 0.6%
ANTA Sports Products Ltd. ............. 16,200 172,738
Deckers Outdoor Corp.
(e)
............... 574 540,283
Hermes International SCA .............. 532 1,359,676
Lululemon Athletica, Inc.
(e)
.............. 326 127,352
Makalot Industrial Co. Ltd. .............. 29,000 331,190
Mavi Giyim Sanayi ve Ticaret A/S , Class B
(d) (f)
. 7,200 15,700
Titan Co. Ltd. ...................... 388 17,736
2,564,675
Security
Shares
Shares Value
Trading Companies & Distributors — 0.1%
ITOCHU Corp. ..................... 700 $ 30,072
Marubeni Corp. ..................... 10,200 176,661
Mitsui & Co. Ltd. .................... 300 14,025
Sumitomo Corp. .................... 9,900 238,471
Toyota Tsusho Corp. .................. 400 27,468
486,697
Transportation Infrastructure — 0.1%
Flughafen Zurich AG (Registered) ......... 890 202,093
Grupo Aeroportuario del Centro Norte SAB de
CV ........................... 2,799 27,572
Grupo Aeroportuario del Pacifico SAB de CV ,
Class B ........................ 2,688 43,324
272,989
Water Utilities — 0.1%
United Utilities Group plc ............... 24,218 314,680
Wireless Telecommunication Services — 0.2%
MTN Group Ltd. ..................... 22,339 110,529
SK Telecom Co. Ltd. .................. 7,156 283,345
SoftBank Corp. ..................... 10,200 131,324
SoftBank Group Corp. ................ 3,700 219,726
Tele2 AB , Class B ................... 9,998 82,098
TIM SA .......................... 14,507 51,457
878,479
Total Common Stocks — 57 .9%
(Cost: $ 222,761,320 ) .............................. 264,820,157
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
(d)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 15 15,115
Rolls-Royce plc, 5.75%, 10/15/27 ........ 75 75,205
90,320
Automobile Components — 0.0%
Allison Transmission, Inc., 5.88%, 06/01/29
(d)
. 173 171,289
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 .... 280 262,461
Banks — 2.9%
Banco Bilbao Vizcaya Argentaria SA, (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.70%), 6.14%,
09/14/28
(a)
..................... 600 612,876
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
.................... 400 385,543
5.59% , 08/08/28 .................. 400 405,650
6.61% , 11/07/28 .................. 400 422,722
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(a)
.................... 200 166,163
6.92% , 08/08/33 .................. 200 209,294
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.84%), 3.82% ,
01/20/28 ..................... 78 75,126
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 379 352,288
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 89 85,155
(1-day SOFR + 1.58%), 4.38% , 04/27/28 . 240 234,287

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... USD 39 $ 37,068
(1-day SOFR + 1.99%), 6.20% , 11/10/28 . 210 217,236
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 315 278,359
Bank of Montreal, 5.20%, 02/01/28 ....... 360 362,667
BPCE SA, 2.70%, 10/01/29
(d)
........... 274 242,463
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07% , 02/24/28 . 460 432,686
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28 ..................... 266 252,829
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29 ..................... 16 15,318
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 510 442,001
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 310 276,906
(1-day SOFR + 2.06%), 5.83% , 02/13/35 . 230 227,697
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................ 30 30,926
HSBC Holdings plc
(a)
(1-day SOFR + 1.29%), 1.59% , 05/24/27 . 490 450,884
(1-day SOFR + 1.10%), 2.25% , 11/22/27 . 370 341,005
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
..................... 470 452,852
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... 127 122,306
(1-day SOFR + 1.17%), 2.95% , 02/24/28 . 266 249,930
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 6 5,489
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 590 585,025
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ..................... 13 12,673
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 190 189,222
(1-day SOFR + 2.58%), 5.72% , 09/14/33 . 650 662,975
(1-day SOFR + 1.85%), 5.35% , 06/01/34 . 330 331,273
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
..................... 380 352,423
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.75%), 1.55%, 07/09/27
(a)
.... 500 459,694
Royal Bank of Canada, 5.20%, 08/01/28 .... 420 424,182
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . 780 797,786
(1-day SOFR + 2.70%), 6.57% , 06/12/29 . 250 257,401
(1-day SOFR + 3.28%), 7.66% , 11/09/31 . 320 347,821
Santander UK Group Holdings plc, (1-day
SOFR + 2.60%), 6.53%, 01/10/29
(a)
..... 240 248,097
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 .................. 200 203,954
5.85% , 07/13/30 .................. 400 415,046
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 ................. 370 342,017
Truist Financial Corp., (1-day SOFR + 2.36%),
5.87%, 06/08/34
(a)
................ 65 65,797
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a) (d)
.......... 190 195,270
US Bancorp, (1-day SOFR + 1.86%), 5.68%,
01/23/35
(a)
..................... 40 40,389
Washington Mutual Escrow Bonds
(e)(h)(i)
0.00% , 11/06/09 .................. 100 1,000
0.00% , 09/29/17 .................. 400 —
13,319,771
Security
Par (000)
Par (000) Value
Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ...................... USD 343 $ 334,561
Coca-Cola Co. (The)
3.00% , 03/05/51 .................. 1,460 1,038,325
2.50% , 03/15/51 .................. 220 139,191
Diageo Capital plc
2.00% , 04/29/30 .................. 780 663,734
2.13% , 04/29/32 .................. 270 220,352
5.50% , 01/24/33 .................. 1,030 1,068,325
3,464,488
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27 .......... 200 185,198
Gilead Sciences, Inc.
5.25% , 10/15/33 .................. 160 163,275
5.55% , 10/15/53 .................. 180 186,314
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 1,160 949,353
1,484,140
Broadline Retail — 0.0%
(d)
LCM Investments Holdings II LLC, 8.25%,
08/01/31 ...................... 10 10,462
Macy's Retail Holdings LLC, 5.88%, 04/01/29 . 86 84,367
94,829
Building Products — 0.6%
Builders FirstSource, Inc., 6.38%, 03/01/34
(d)
. 45 45,186
Carrier Global Corp., 3.38%, 04/05/40 ..... 10 7,829
Fortune Brands Innovations, Inc.
4.00% , 03/25/32 .................. 370 338,065
5.88% , 06/01/33 .................. 570 581,561
Owens Corning
3.40% , 08/15/26 .................. 110 105,397
4.30% , 07/15/47 .................. 410 338,009
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ...................... 1,280 1,217,842
2,633,889
Capital Markets — 1.4%
Ares Capital Corp.
7.00% , 01/15/27 .................. 260 267,472
2.88% , 06/15/27 .................. 145 133,200
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
..... 180 173,683
Blackstone Private Credit Fund, 4.00%,
01/15/29 ...................... 129 118,356
Brookfield Finance, Inc., 5.97%, 03/04/54 ... 215 222,397
Deutsche Bank AG, (1-day SOFR + 1.59%),
5.71%, 02/08/28
(a)
................ 150 149,782
FactSet Research Systems, Inc.
2.90% , 03/01/27 .................. 790 742,709
3.45% , 03/01/32 .................. 37 32,668
FS KKR Capital Corp.
2.63% , 01/15/27 .................. 125 113,394
3.13% , 10/12/28 .................. 330 288,290
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 886 825,205
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ..................... 206 197,103
(1-day SOFR + 1.25%), 2.38% , 07/21/32 . 440 360,957
Main Street Capital Corp., 6.95%, 03/01/29 .. 75 76,184
Moody's Corp., 3.25%, 01/15/28 ......... 69 65,603
Morgan Stanley
3.63% , 01/20/27 .................. 281 271,419
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
280 260,463
3.59% , 07/22/28
(a)
................. 35 33,254

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(a)
.................... USD 407 $ 387,413
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(a)
410 409,669
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(a)
.................... 357 345,724
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
295 257,737
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(a)
24 19,264
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(a)
56 46,321
(1-day SOFR + 2.08%), 4.89% , 07/20/33
(a)
240 232,771
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
470 466,326
StoneX Group, Inc., 7.88%, 03/01/31
(d)
..... 40 40,582
6,537,946
Chemicals — 0.1%
Chemours Co. (The), 5.75%, 11/15/28
(d)
.... 34 31,351
Ecolab, Inc., 2.70%, 12/15/51 .......... 210 135,785
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
.... 91 83,470
250,606
Commercial Services & Supplies — 0.1%
APX Group, Inc., 5.75%, 07/15/29
(d)
....... 28 26,922
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(d)
..................... 161 157,712
Steelcase, Inc., 5.13%, 01/18/29 ........ 30 28,352
212,986
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.30%, 02/26/54 ..... 95 97,516
Motorola Solutions, Inc.
2.30% , 11/15/30 .................. 450 377,738
2.75% , 05/24/31 .................. 440 372,872
5.60% , 06/01/32 .................. 240 243,273
1,091,399
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 20 21,653
Quanta Services, Inc., 2.90%, 10/01/30 .... 1,190 1,040,463
1,062,116
Construction Materials — 0.0%
(d)
Eco Material Technologies, Inc., 7.88%,
01/31/27 ...................... 30 30,437
Smyrna Ready Mix Concrete LLC, 8.88%,
11/15/31 ...................... 50 53,444
83,881
Consumer Finance — 0.7%
American Express Co.
2.55% , 03/04/27 .................. 199 185,858
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
290 291,804
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
130 128,467
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
50 50,418
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(d)
..................... 63 65,563
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . 890 983,001
(1-day SOFR + 2.60%), 5.82% , 02/01/34 . 360 359,452
Credit Acceptance Corp., 9.25%, 12/15/28
(d)
. 40 43,023
goeasy Ltd.
(d)
9.25% , 12/01/28 .................. 51 54,376
7.63% , 07/01/29 .................. 35 35,051
OneMain Finance Corp.
7.13% , 03/15/26 .................. 47 47,853
6.63% , 01/15/28 .................. 48 48,154
9.00% , 01/15/29 .................. 178 188,878
Synchrony Financial, 2.88%, 10/28/31 ..... 620 494,784
2,976,682
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co.
(d)
7.88% , 08/15/26 .................. USD 62 $ 63,162
9.25% , 04/15/27 .................. 17 16,865
80,027
Diversified REITs — 0.2%
Digital Realty Trust LP, 5.55%, 01/15/28 .... 820 825,877
Essential Properties LP, 2.95%, 07/15/31 ... 100 81,104
906,981
Diversified Telecommunication Services — 0.2%
CCO Holdings LLC
(d)
5.13% , 05/01/27 .................. 83 79,080
5.38% , 06/01/29 .................. 86 78,729
6.38% , 09/01/29 .................. 81 76,843
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
..................... 8 6,988
Frontier Communications Holdings LLC
(d)
6.75% , 05/01/29 .................. 94 83,772
8.63% , 03/15/31 .................. 79 80,685
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 260 304,786
Level 3 Financing, Inc.
(d)
11.00% , 11/15/29 ................. 9 8,898
10.50% , 05/15/30 ................. 36 36,810
Uniti Group LP
(d)
10.50% , 02/15/28 ................. 127 131,665
6.50% , 02/15/29 .................. 46 35,651
923,907
Electric Utilities — 0.6%
Avangrid, Inc.
3.20% , 04/15/25 .................. 500 487,182
3.80% , 06/01/29 .................. 140 131,310
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 15,154
Commonwealth Edison Co., 4.90%, 02/01/33 . 460 455,993
Eversource Energy
Series U , 1.40% , 08/15/26 ........... 60 54,668
2.90% , 03/01/27 .................. 270 253,831
3.38% , 03/01/32 .................. 220 191,424
Exelon Corp.
2.75% , 03/15/27 .................. 19 17,787
5.10% , 06/15/45 .................. 10 9,265
4.10% , 03/15/52 .................. 7 5,569
NSTAR Electric Co.
3.25% , 05/15/29 .................. 280 262,483
3.95% , 04/01/30 .................. 250 235,660
Public Service Electric & Gas Co.
3.65% , 09/01/28 .................. 80 76,492
5.20% , 08/01/33 .................. 650 659,595
2.05% , 08/01/50 .................. 31 17,563
2,873,976
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 14,306
CDW LLC, 3.57%, 12/01/31 ........... 66 58,023
Keysight Technologies, Inc.
4.60% , 04/06/27 .................. 620 609,777
3.00% , 10/30/29 .................. 170 151,447
Vontier Corp., 2.95%, 04/01/31 ......... 440 367,794
1,201,347
Energy Equipment & Services — 0.1%
(d)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ...................... 31 33,183
Kodiak Gas Services LLC, 7.25%, 02/15/29 .. 20 20,372
Valaris Ltd., 8.38%, 04/30/30 ........... 10 10,315
Venture Global LNG, Inc.
8.13% , 06/01/28 .................. 15 15,303

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
9.50% , 02/01/29 .................. USD 56 $ 60,360
8.38% , 06/01/31 .................. 15 15,469
9.88% , 02/01/32 .................. 153 164,895
319,897
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 122 99,958
Financial Services — 0.3%
Burford Capital Global Finance LLC
(d)
6.88% , 04/15/30 .................. 10 9,819
9.25% , 07/01/31 .................. 5 5,292
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................. 58 51,125
Fiserv, Inc.
5.45% , 03/02/28 .................. 130 131,520
5.60% , 03/02/33 .................. 275 280,367
Freedom Mortgage Corp.
(d)
12.00% , 10/01/28 ................. 20 21,800
12.25% , 10/01/30 ................. 30 32,994
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(d)
..................... 5 5,117
GGAM Finance Ltd., 8.00%, 02/15/27
(d)
.... 25 25,813
Mastercard, Inc.
3.30% , 03/26/27 .................. 100 96,229
2.00% , 11/18/31 .................. 390 322,336
Nationstar Mortgage Holdings, Inc.
(d)
5.00% , 02/01/26 .................. 5 4,893
6.00% , 01/15/27 .................. 80 78,865
5.13% , 12/15/30 .................. 177 160,589
7.13% , 02/01/32 .................. 25 24,829
NCR Atleos Corp., 9.50%, 04/01/29
(d)
...... 40 42,784
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(d)
..................... 32 32,881
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
..................... 59 55,802
Visa, Inc., 3.65%, 09/15/47 ............ 180 145,231
1,528,286
Food Products — 0.2%
Kellanova
3.40% , 11/15/27 .................. 190 179,573
4.30% , 05/15/28 .................. 460 448,886
Unilever Capital Corp., 1.75%, 08/12/31 .... 600 490,084
1,118,543
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50% , 05/20/25 .................. 50 50,020
5.75% , 05/20/27 .................. 175 170,934
9.38% , 06/01/28
(d)
................. 30 31,065
ONE Gas, Inc., 4.25%, 09/01/32 ......... 45 43,032
295,051
Ground Transportation — 0.3%
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 160 148,669
GN Bondco LLC, 9.50%, 10/15/31
(d)
...... 64 63,886
Ryder System, Inc.
5.65% , 03/01/28 .................. 25 25,478
6.30% , 12/01/28 .................. 310 324,466
6.60% , 12/01/33 .................. 660 715,867
1,278,366
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... 35 36,213
DH Europe Finance II SARL, 2.60%, 11/15/29 1,030 922,007
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28 USD 40 $ 40,575
998,795
Health Care Providers & Services — 0.9%
Cencora, Inc.
2.70% , 03/15/31 .................. 590 506,351
4.30% , 12/15/47 .................. 340 294,569
DaVita, Inc., 4.63%, 06/01/30
(d)
......... 283 253,365
Elevance Health, Inc., 3.65%, 12/01/27 .... 260 248,735
HCA, Inc.
3.13% , 03/15/27 .................. 160 151,320
5.20% , 06/01/28 .................. 170 170,481
5.45% , 04/01/31 .................. 130 130,678
3.63% , 03/15/32 .................. 338 299,210
5.60% , 04/01/34 .................. 105 105,727
4.63% , 03/15/52 .................. 100 83,576
Heartland Dental LLC, 10.50%, 04/30/28
(d)
.. 30 31,875
McKesson Corp., 5.10%, 07/15/33 ....... 780 787,254
Tenet Healthcare Corp., 6.13%, 10/01/28 ... 195 194,301
UnitedHealth Group, Inc.
5.30% , 02/15/30 .................. 350 358,333
4.50% , 04/15/33 .................. 90 87,095
5.88% , 02/15/53 .................. 60 64,914
5.05% , 04/15/53 .................. 420 407,912
4,175,696
Health Care Technology — 0.3%
IQVIA, Inc.
5.70% , 05/15/28 .................. 800 811,095
6.25% , 02/01/29 .................. 395 410,138
1,221,233
Hotels, Restaurants & Leisure — 0.1%
(d)
Churchill Downs, Inc., 6.75%, 05/01/31 .... 161 161,899
Hilton Grand Vacations Borrower Escrow LLC
5.00% , 06/01/29 .................. 91 84,866
6.63% , 01/15/32 .................. 20 20,081
NCL Corp. Ltd., 5.88%, 03/15/26 ........ 83 81,934
Raising Cane's Restaurants LLC, 9.38%,
05/01/29 ...................... 25 27,018
Viking Cruises Ltd.
7.00% , 02/15/29 .................. 65 65,281
9.13% , 07/15/31 .................. 30 32,809
473,888
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61 ...... 100 79,736
NVR, Inc., 3.00%, 05/15/30 ............ 620 550,570
PulteGroup, Inc.
5.00% , 01/15/27 .................. 470 468,109
6.38% , 05/15/33 .................. 240 254,735
Tempur Sealy International, Inc., 3.88%,
10/15/31
(d)
..................... 5 4,246
1,357,396
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 ............. 370 324,386
Pentair Finance SARL
4.50% , 07/01/29 .................. 450 435,530
5.90% , 07/15/32 .................. 190 196,155
956,071
Insurance — 0.4%
Allstate Corp. (The), 3.85%, 08/10/49 ..... 140 109,878
Ambac Assurance Corp., 5.10%
(d) (j)
....... 5 6,998
Marsh & McLennan Cos., Inc.
5.45% , 03/15/53 .................. 270 271,756
5.70% , 09/15/53 .................. 290 301,078
Progressive Corp. (The), 4.95%, 06/15/33 ... 580 579,085

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... USD 170 $ 138,707
Willis North America, Inc., 5.90%, 03/05/54 .. 220 222,714
1,630,216
IT Services — 0.4%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 .. 490 506,908
CGI, Inc., 2.30%, 09/14/31 ............ 520 418,617
Cogent Communications Group, Inc., 7.00%,
06/15/27
(d)
..................... 250 248,895
IBM International Capital Pte. Ltd., 5.30%,
02/05/54 ...................... 420 410,125
International Business Machines Corp., 2.20%,
02/09/27 ...................... 280 260,161
VT Topco, Inc., 8.50%, 08/15/30
(d)
........ 25 26,390
1,871,096
Life Sciences Tools & Services — 0.0%
(d)
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 6 6,194
Star Parent, Inc., 9.00%, 10/01/30 ........ 10 10,583
16,777
Machinery — 0.1%
Cummins, Inc., 5.45%, 02/20/54 ......... 130 132,907
Hillenbrand, Inc., 6.25%, 02/15/29 ........ 40 40,343
Ingersoll Rand, Inc.
5.40% , 08/14/28 .................. 75 75,995
5.70% , 08/14/33 .................. 30 30,775
Otis Worldwide Corp., 2.57%, 02/15/30 .... 23 20,224
Wabash National Corp., 4.50%, 10/15/28
(d)
.. 94 86,202
386,446
Media — 0.1%
Cable One, Inc., 4.00%, 11/15/30
(d)
....... 76 59,313
DirecTV Financing LLC
(d)
5.88% , 08/15/27 .................. 259 245,023
8.88% , 02/01/30 .................. 20 19,952
EquipmentShare.com, Inc., 9.00%, 05/15/28
(d)
20 20,600
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ...................... 32 26,808
Nexstar Media, Inc., 4.75%, 11/01/28
(d)
..... 33 30,068
Paramount Global, 4.20%, 05/19/32 ...... 45 37,384
Sirius XM Radio, Inc., 5.50%, 07/01/29
(d)
.... 84 80,007
Univision Communications, Inc., 8.00%,
08/15/28
(d)
..................... 50 50,938
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
..... 75 64,230
634,323
Metals & Mining — 0.3%
FMG Resources August 2006 Pty. Ltd.
(d)
5.88% , 04/15/30 .................. 247 242,990
6.13% , 04/15/32 .................. 48 47,459
Mineral Resources Ltd.
(d)
9.25% , 10/01/28 .................. 25 26,330
8.50% , 05/01/30 .................. 250 257,509
Reliance, Inc., 2.15%, 08/15/30 ......... 370 310,567
Steel Dynamics, Inc.
2.80% , 12/15/24 .................. 35 34,344
2.40% , 06/15/25 .................. 330 317,767
Taseko Mines Ltd., 7.00%, 02/15/26
(d)
..... 7 7,029
1,243,995
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%,
04/01/29
(d)
..................... 20 20,159
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ...................... USD 30 $ 29,929
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 830 804,228
Enbridge, Inc., 6.20%, 11/15/30 ......... 25 26,486
Global Partners LP, 8.25%, 01/15/32
(d)
..... 78 80,889
Hilcorp Energy I LP
(d)
6.00% , 04/15/30 .................. 84 82,245
8.38% , 11/01/33 .................. 77 83,483
Kinder Morgan Energy Partners LP
7.50% , 11/15/40 .................. 16 18,196
5.00% , 08/15/42 .................. 20 17,826
ONEOK, Inc.
5.85% , 01/15/26 .................. 330 333,134
6.35% , 01/15/31 .................. 380 402,336
7.15% , 01/15/51 .................. 120 135,114
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
..... 35 36,030
Talos Production, Inc.
(d)
9.00% , 02/01/29 .................. 15 15,930
9.38% , 02/01/31 .................. 20 21,321
Targa Resources Corp., 6.50%, 02/15/53 ... 170 182,169
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
... 52 50,773
2,320,089
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2017-1 , Class B , 4.95% , 02/15/25 . 11 10,481
Series 2019-1 , Class B , 3.85% , 02/15/28 . 46 42,895
American Airlines, Inc., 8.50%, 05/15/29
(d)
... 31 32,750
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ...... 26 24,267
United Airlines, Inc., 4.38%, 04/15/26
(d)
..... 17 16,434
126,827
Pharmaceuticals — 0.5%
Bausch Health Cos., Inc.
(d)
6.13% , 02/01/27 .................. 136 84,740
11.00% , 09/30/28 ................. 73 48,728
Bristol-Myers Squibb Co., 5.55%, 02/22/54 .. 75 77,129
Jazz Securities DAC, 4.38%, 01/15/29
(d)
.... 200 186,307
Merck & Co., Inc.
2.15% , 12/10/31 .................. 370 309,676
2.45% , 06/24/50 .................. 30 18,594
2.75% , 12/10/51 .................. 19 12,421
5.00% , 05/17/53 .................. 85 83,219
Novartis Capital Corp., 2.20%, 08/14/30 .... 855 741,875
Zoetis, Inc.
3.00% , 09/12/27 .................. 110 103,069
2.00% , 05/15/30 .................. 800 674,097
2,339,855
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.70%,
05/15/28 ...................... 1,510 1,351,520
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(d)
..................... 54 48,083
CBRE Services, Inc.
4.88% , 03/01/26 .................. 170 168,206
5.95% , 08/15/34 .................. 500 513,140
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
90 86,326
815,755
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc., 3.75%, 02/15/51
(d)
....... 740 560,517
Intel Corp., 4.88%, 02/10/28 ........... 440 441,086
Lam Research Corp., 1.90%, 06/15/30 ..... 1,050 887,593

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.
1.55% , 06/15/28 .................. USD 190 $ 169,391
2.00% , 06/15/31 .................. 870 735,123
3.50% , 04/01/50 .................. 50 39,806
3.70% , 04/01/60 .................. 480 382,554
NXP BV
3.88% , 06/18/26 .................. 25 24,306
4.30% , 06/18/29 .................. 172 165,449
3.40% , 05/01/30 .................. 70 63,460
2.50% , 05/11/31 .................. 189 158,329
Texas Instruments, Inc.
1.90% , 09/15/31 .................. 97 80,828
3.65% , 08/16/32 .................. 1,020 947,051
4.90% , 03/14/33 .................. 220 222,219
TSMC Arizona Corp., 3.25%, 10/25/51 ..... 220 167,479
5,045,191
Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30 ........... 1,010 888,844
Autodesk, Inc.
3.50% , 06/15/27 .................. 81 77,493
2.40% , 12/15/31 .................. 54 45,226
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 .................. 86 81,611
9.00% , 09/30/29 .................. 52 49,874
Intuit, Inc.
1.35% , 07/15/27 .................. 860 769,067
1.65% , 07/15/30 .................. 1,060 876,143
5.20% , 09/15/33 .................. 90 91,663
5.50% , 09/15/53 .................. 30 31,142
MicroStrategy, Inc., 6.13%, 06/15/28
(d)
..... 33 31,836
Oracle Corp., 4.10%, 03/25/61 .......... 120 90,112
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 20,932
Sabre GLBL, Inc., 11.25%, 12/15/27
(d)
..... 46 43,171
Salesforce, Inc., 3.05%, 07/15/61 ........ 10 6,522
ServiceNow, Inc., 1.40%, 09/01/30 ....... 850 687,726
Workday, Inc., 3.80%, 04/01/32 ......... 500 455,288
4,246,650
Specialized REITs — 0.4%
American Tower Corp.
1.45% , 09/15/26 .................. 120 109,371
5.80% , 11/15/28 .................. 10 10,238
5.65% , 03/15/33 .................. 440 446,884
Crown Castle, Inc., 5.80%, 03/01/34 ...... 470 480,789
Equinix, Inc.
1.00% , 09/15/25 .................. 151 141,214
1.45% , 05/15/26 .................. 160 147,169
Iron Mountain, Inc.
(d)
7.00% , 02/15/29 .................. 91 92,734
5.25% , 07/15/30 .................. 200 189,196
1,617,595
Specialty Retail — 0.3%
Bath & Body Works, Inc.
6.95% , 03/01/33 .................. 50 49,841
6.88% , 11/01/35 .................. 83 84,872
Foot Locker, Inc., 4.00%, 10/01/29
(d)
...... 45 37,888
Gap, Inc. (The), 3.63%, 10/01/29
(d)
....... 15 13,140
Home Depot, Inc. (The)
1.50% , 09/15/28 .................. 300 262,911
1.38% , 03/15/31 .................. 31 24,780
1.88% , 09/15/31 .................. 400 326,629
4.50% , 12/06/48 .................. 17 15,134
3.35% , 04/15/50 .................. 240 176,172
Lowe's Cos., Inc.
3.35% , 04/01/27 .................. 250 238,869
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
3.65% , 04/05/29 .................. USD 93 $ 88,193
1,318,429
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
8.25% , 12/15/29
(d)
................. 72 77,362
9.63% , 12/01/32 .................. 212 241,531
Western Digital Corp., 4.75%, 02/15/26 .... 83 81,081
Xerox Holdings Corp.
(d)
5.50% , 08/15/28 .................. 96 87,405
8.88% , 11/30/29 .................. 25 25,469
512,848
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.
7.35% , 11/27/28 .................. 460 484,704
7.70% , 11/27/30 .................. 80 85,313
7.85% , 11/27/33 .................. 210 227,910
797,927
Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(d)
...... 30 31,503
Wireless Telecommunication Services — 0.0%
Vodafone Group plc, (5-Year USD Swap Semi +
4.87%), 7.00%, 04/04/79
(a)
........... 100 103,149
Total Corporate Bonds — 17 .5%
(Cost: $ 80,969,469 ) ............................... 79,976,571
Foreign Government Obligations
Chile — 0.1%
Republic of Chile , 3.25%
,
09/21/71 ........ 320 202,200
Mexico — 0.0%
United Mexican States , 3.77%
,
05/24/61 .... 250 162,812
Total Foreign Government Obligations — 0 .1%
(Cost: $ 364,591 ) ................................. 365,012
Shares
Shares
Investment Companies
iShares Russell 1000 Value ETF
(k)
........ 55,212 9,889,021
Total Investment Companies — 2 .2%
(Cost: $ 8,730,480 ) ............................... 9,889,021
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 5.42%, 06/25/35
(a)
..... 36 30,203
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 19 9,076
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.90%, 11/25/36
(a)
............... 23 18,463
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.72%, 04/25/47
(a)
............... 19 16,569
Series 2007-OA3, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.80%, 04/25/47
(a)
............... 1 66

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.80%, 06/25/47
(a)
............... USD 11 $ 8,287
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 5.92%, 08/25/47
(a)
..... 5 4,051
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 6.03%, 10/25/46
(a)
41 26,996
APS Resecuritization Trust
(a)(d)
Series 2016-1, Class 1MZ, 3.01%, 07/31/57 141 54,411
Series 2016-3, Class 3A, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 8.29%,
09/27/46 ..................... 4 4,210
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a) (d)
...... 50 15,444
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 5.72%, 08/25/36
(a)
........... 10 9,717
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 266 109,550
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 22 17,145
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
...................... 109 42,672
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
.. 18 3,927
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 6.59%, 08/25/37
(a)
......... 23 11,522
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, (1-mo.
CME Term SOFR at 0.17% Floor + 0.45%),
5.78%, 08/25/47
(a)
................. 77 68,456
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
7.09%, 03/25/36
(a)
................. 4 3,852
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 1 896
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.75%, 09/25/37
(a)
. 27 17,859
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term
SOFR at 0.42% Floor and 11.50% Cap +
0.53%), 5.86%, 03/25/37
(a)
........... 28 26,154
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
.. 28 27,222
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor + 0.95%),
6.28%, 06/25/37
(a)
................. 4 3,209
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.96%,
04/25/36
(a)
...................... 7 3,736
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.19% Floor and 10.50% Cap
+ 0.49%), 5.82%, 06/25/36
(a)
.......... 10 8,659
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 USD 31 $ 27,796
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
37 30,995
601,143
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.89%,
01/25/36 ..................... 12 11,306
Series 2005-4A, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.79%),
6.12%, 01/25/36 ................ 9 8,588
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 5.98%,
04/25/36 ..................... 6 5,118
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.49%), 5.82%,
10/25/36 ..................... 6 6,116
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.89%,
10/25/36 ..................... 6 6,130
37,258
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d) (i)
....... 831 —
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(d) (l)
..... 37 4,405
Total Non-Agency Mortgage-Backed Securities — 0 .1%
(Cost: $ 827,029 ) ................................. 642,806
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
(e)(h)(i)
Lehman Brothers Holdings, Inc. .......... 490 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.2%
Automobiles — 0.0%
Volkswagen AG (Preference) ............ 151 20,026
Banks — 0.0%
Banco Bradesco SA (Preference) ......... 25,821 73,621
Bancolombia SA (Preference) ........... 10,622 90,308
Itau Unibanco Holding SA (Preference) ..... 3,276 22,698
186,627
Chemicals — 0.1%
Braskem SA (Preference) , Series A , Class A
(e)
87,123 459,987
Electric Utilities — 0.0%
Energisa SA (Preference) .............. 2 3

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) , Class B ............... 3,286 $ 160,325
Metals & Mining — 0.0%
Gerdau SA (Preference) ............... 9,526 42,166
Passenger Airlines — 0.0%
Azul SA (Preference)
(e)
................ 20,666 53,732
Total Preferred Securities — 0 .2%
(Cost: $ 1,062,636 ) ............................... 922,866
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.0%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... USD 120 112,786
3.00% , 09/01/27 - 12/01/46 ........... 220 201,705
3.50% , 04/01/31 - 01/01/48 ........... 354 329,846
4.00% , 08/01/40 - 12/01/45 ........... 57 53,983
4.50% , 02/01/39 - 04/01/49 ........... 422 411,795
5.00% , 10/01/41 - 11/01/48 ........... 83 83,139
5.50% , 06/01/41 .................. 38 38,411
6.00% , 01/01/34 .................. 28 28,631
Federal National Mortgage Association ,
4.00% , 01/01/41 .................. 4 3,993
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 ........... 4,495 3,684,576
2.00% , 04/15/54
(n)
................. 1,163 952,792
2.50% , 07/20/51 - 07/20/52 ........... 4,869 4,147,086
3.00% , 02/15/45 - 09/20/52 ........... 3,241 2,860,450
3.50% , 01/15/42 - 02/20/52 ........... 1,050 968,895
4.00% , 04/20/39 - 12/20/47 ........... 186 177,792
4.00% , 04/15/54
(n)
................. 644 602,584
4.50% , 12/20/39 - 04/20/50 ........... 248 242,590
5.00% , 12/15/38 - 07/20/53 ........... 208 205,455
5.00% , 04/15/54
(n)
................. 125 122,845
5.50% , 12/20/52 - 07/20/53 ........... 217 217,914
5.50% , 04/15/54
(n)
................. 775 774,272
6.00% , 09/20/53 - 01/20/54 ........... 135 136,594
6.00% , 04/15/54
(n)
................. 100 100,874
6.50% , 12/20/53 .................. 20 20,154
6.50% , 04/15/54
(n)
................. 225 228,751
7.50% , 03/15/32 .................. 1 1,034
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 ........... 3,541 2,873,003
2.00% , 04/25/39
(n)
................. 1,250 1,107,557
2.50% , 09/01/27 - 02/01/52 ........... 1,758 1,528,238
2.50% , 04/25/39 - 04/25/54
(n)
.......... 700 607,681
3.00% , 04/01/29 - 03/01/52 ........... 1,785 1,607,732
3.50% , 08/01/30 - 01/01/51 ........... 2,390 2,176,868
3.50% , 04/25/39
(n)
................. 61 57,978
4.00% , 10/01/33 - 01/01/51 ........... 1,202 1,141,324
4.00% , 04/25/39 - 04/25/54
(n)
.......... 350 329,411
4.50% , 02/01/25 - 08/01/53 ........... 1,992 1,944,691
4.50% , 04/25/54
(n)
................. 50 47,611
5.00% , 09/01/35 - 05/01/49 ........... 140 140,166
5.00% , 04/25/54
(n)
................. 675 658,573
5.50% , 02/01/35 - 04/01/41 ........... 224 228,222
6.00% , 12/01/27 - 02/01/54 ........... 334 342,863
6.00% , 04/25/54
(n)
................. 275 277,504
6.50% , 05/01/40 - 02/01/54 ........... 99 101,828
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 04/25/54
(n)
................. USD 275 $ 280,945
Total U.S. Government Sponsored Agency Securities — 7 .0%
(Cost: $ 34,963,781 ) ............................... 32,161,142
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 .................. 66 65,858
4.50% , 08/15/39 .................. 382 391,386
4.38% , 11/15/39 .................. 82 82,724
1.13% , 05/15/40 - 08/15/40 ........... 694 431,608
1.38% , 11/15/40 .................. 347 223,137
2.25% , 05/15/41 - 02/15/52 ........... 13,000 8,794,219
2.38% , 02/15/42 .................. 4,000 2,975,156
3.13% , 02/15/43 .................. 332 275,041
2.88% , 05/15/43 - 11/15/46 ........... 597 468,002
3.63% , 08/15/43 .................. 332 295,312
3.75% , 11/15/43 .................. 332 300,317
4.75% , 11/15/43 .................. 400 414,938
2.50% , 02/15/45 .................. 593 433,608
3.00% , 02/15/47 .................. 1,500 1,180,020
1.63% , 11/15/50 .................. 3 1,695
1.88% , 11/15/51 .................. 1,000 598,945
U.S. Treasury Notes
0.25% , 09/30/25 .................. 5,511 5,149,987
5.00% , 10/31/25 .................. 4,500 4,512,656
4.00% , 12/15/25 - 01/15/27 ........... 700 691,562
0.50% , 05/31/27 .................. 129 114,251
2.25% , 08/15/27 .................. 798 745,101
1.25% , 03/31/28 - 09/30/28 ........... 1,047 929,163
2.88% , 08/15/28 .................. 188 177,528
3.13% , 11/15/28 .................. 386 367,650
3.75% , 12/31/28 .................. 200 195,734
1.75% , 01/31/29 - 11/15/29 ........... 1,239 1,090,995
2.63% , 02/15/29 .................. 63 58,524
1.88% , 02/28/29 - 02/15/32 ........... 12,352 10,856,760
2.38% , 05/15/29 .................. 7,063 6,461,266
1.63% , 08/15/29 - 05/15/31 ........... 952 827,700
1.50% , 02/15/30 .................. 1,276 1,097,011
1.13% , 02/15/31 .................. 235 192,709
1.38% , 11/15/31 .................. 43 35,122
Total U.S. Treasury Obligations — 11 .0%
(Cost: $ 58,918,759 ) ............................... 50,435,685
Total Long-Term Investments — 96.2%
(Cost: $ 409,646,106 ) .............................. 439,995,796
Shares
Shares
Short-Term Securities
Money Market Funds — 3.8%
(k)(o)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(p)
.................. 1,975,956 1,976,945
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 15,200,176 15,200,176
Total Money Market Funds — 3 .8%
(Cost: $ 17,177,121 ) ............................... 17,177,121

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bills
(q)
5.31% , 04/02/24 .................. USD 500 $ 499,927
5.31% , 04/16/24 .................. 700 698,463
5.31% , 04/18/24 .................. 1,600 1,596,023
5.28% , 04/23/24 .................. 900 897,101
5.30% , 04/30/24 .................. 1,490 1,483,689
5.32% , 05/21/24 .................. 900 893,419
Total U.S. Treasury Obligations — 1 .3%
(Cost: $ 6,068,628 ) ............................... 6,068,622
Total Short-Term Securities — 5.1%
(Cost: $ 23,245,749 ) ............................... 23,245,743
Total Investments Before Investments Sold Short — 101 .3%
(Cost: $ 432,891,855 ) .............................. 463,241,539
Security
Par (000)
Par (000) Value
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Notes
3.13% , 11/15/28 .................. USD (23) $ (21,907)
1.63% , 08/15/29 .................. (460) (403,740)
1.50% , 02/15/30 .................. (1,253) (1,077,237)
1.13% , 02/15/31 .................. (56) (45,922)
1.38% , 11/15/31 .................. (40) (32,672)
Total U.S. Treasury Obligations — ( 0 .3 ) %
(Proceeds: $ (1,855,209) ) ...........................
(1,581,478)
Total Investments Sold Short — ( 0 .3 ) %
(Proceeds: $ (1,855,209) ) ........................... (1,581,478)
Total Investments Net of Investments Sold Short — 101 .0%
(Cost: $ 431,036,646 ) .............................. 461,660,061
Liabilities in Excess of Other Assets — (1.0) % ............. (4,384,467)
Net Assets — 100.0% ...............................
$ 457,275,594
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Perpetual security with no stated maturity date.
(k)
Affiliate of the Fund.
(l)
Zero-coupon bond.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,977,217
(a)
$ — $ (272) $ — $ 1,976,945 1,975,956 $ 5,982
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,692,438 8,507,738
(a)
— — — 15,200,176 15,200,176 116,623 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 4,494,602 — (4,493,667)
(a)
(1,161) 226 — — — —
iShares Russell 1000 Value
ETF ................ 9,123,783 — — — 765,238 9,889,021 55,212 42,495 —
$ (1,433) $ 765,464 $ 27,066,142 $ 165,100 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 36 06/18/24 $ 3,989 $ 11,905
U.S. Treasury 10-Year Ultra Note ............................................... 7 06/18/24 802 2,846
U.S. Treasury Long Bond ..................................................... 46 06/18/24 5,540 68,347
EURO STOXX 50 Index ..................................................... 89 06/21/24 4,850 110,387
MSCI EAFE E-Mini Index ..................................................... 6 06/21/24 707 6,136
MSCI Emerging Markets E-Mini Index ............................................ 6 06/21/24 315 (1,774)
S&P 500 E-Mini Index ....................................................... 6 06/21/24 1,593 34,645
U.S. Treasury 2-Year Note .................................................... 118 06/28/24 24,129 (24,076)
208,416
Short Contracts
U.S. Treasury 10-Year Note ................................................... 127 06/18/24 14,071 (6,193)
U.S. Treasury Long Bond ..................................................... 81 06/18/24 9,755 (107,935)
U.S. Treasury Ultra Bond ..................................................... 133 06/18/24 17,157 (170,078)
S&P/TSX 60 Index ......................................................... 2 06/20/24 396 (6,081)
MSCI EAFE E-Mini Index ..................................................... 47 06/21/24 5,539 (19,021)
MSCI Emerging Markets E-Mini Index ............................................ 40 06/21/24 2,098 18,978
S&P 500 E-Mini Index ....................................................... 37 06/21/24 9,821 (153,673)
U.S. Treasury 5-Year Note .................................................... 136 06/28/24 14,554 (9,736)
(453,739)
$ (245,323)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 124,326 EUR 113,000 Deutsche Bank AG 06/20/24 $ 2,019
USD 126,982 GBP 99,100 Toronto Dominion Bank 06/20/24 1,851
USD 1,161,312 JPY 168,903,000 Deutsche Bank AG 06/20/24 31,776
35,646
AUD 1,081,000 USD 707,059 Bank of America NA 06/20/24 (1,043)
AUD 19,758,575 USD 13,141,926 Nomura International plc 06/20/24 (237,337)
CAD 5,860,654 USD 4,359,276 Toronto Dominion Bank 06/20/24 (27,644)
EUR 8,224,727 USD 9,048,261 BNP Paribas SA 06/20/24 (146,229)
(412,253)
$ (376,607)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5.00 % Quarterly 12/20/28 USD 4,297 $ (321,688) $ (264,595) $ (57,093)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1.00 Quarterly 06/20/29 USD 23,400 (534,429) (503,446) (30,983)
$ (856,117) $ (768,041) $ (88,076)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5.00 % Quarterly 06/20/29 B+ USD 915 $ 67,049 $ 63,055 $ 3,994
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.02% ......... Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/03/24 USD 26,509 $ 2,494,554 $ — $ 2,494,554
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 782,536 $ — $ 782,536
Common Stocks
Aerospace & Defense .................................... 1,774,479 1,015,291 — 2,789,770
Air Freight & Logistics .................................... 18,357 322,693 — 341,050

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Automobile Components .................................. $ — $ 271,010 $ — $ 271,010
Automobiles .......................................... 351,580 3,150,406 — 3,501,986
Banks ............................................... 3,968,898 11,640,803 — 15,609,701
Beverages ........................................... 5,564,025 404,857 — 5,968,882
Biotechnology ......................................... 3,620,757 619,315 — 4,240,072
Broadline Retail ........................................ 9,273,641 1,184,353 — 10,457,994
Building Products ....................................... 572,833 — — 572,833
Capital Markets ........................................ 3,172,006 1,256,147 — 4,428,153
Chemicals ............................................ 411,589 1,810,810 — 2,222,399
Commercial Services & Supplies ............................. 523,468 — — 523,468
Communications Equipment ................................ 44,018 89,004 — 133,022
Construction & Engineering ................................ 3,875,682 624,579 — 4,500,261
Construction Materials .................................... — 139,109 — 139,109
Consumer Finance ...................................... 2,930,041 25,363 — 2,955,404
Consumer Staples Distribution & Retail ........................ 1,954,026 982,403 — 2,936,429
Containers & Packaging .................................. 114,105 — — 114,105
Diversified Telecommunication Services ........................ 189,375 863,824 — 1,053,199
Electric Utilities ........................................ 407,131 2,737,199 — 3,144,330
Electrical Equipment ..................................... 265,237 2,745,979 — 3,011,216
Electronic Equipment, Instruments & Components ................. 2,103,075 979,372 — 3,082,447
Energy Equipment & Services .............................. 1,025,624 — — 1,025,624
Entertainment ......................................... 2,315,922 231,623 — 2,547,545
Financial Services ...................................... 6,421,610 1,634,680 — 8,056,290
Food Products ......................................... 2,055,804 2,961,725 — 5,017,529
Gas Utilities ........................................... 563,070 14,784 — 577,854
Ground Transportation ................................... 303,433 84,440 — 387,873
Health Care Equipment & Supplies ........................... 4,717,886 157,721 — 4,875,607
Health Care Providers & Services ............................ 4,425,963 39,967 — 4,465,930
Health Care Technology .................................. 53,289 — — 53,289
Hotels, Restaurants & Leisure .............................. 4,192,292 1,549,031 — 5,741,323
Household Durables ..................................... 758,309 1,889,351 — 2,647,660
Household Products ..................................... 4,521,703 — — 4,521,703
Independent Power and Renewable Electricity Producers ............ 149,308 — — 149,308
Industrial Conglomerates .................................. 4,513,061 3,110,870 — 7,623,931
Industrial REITs ........................................ 126,183 491,285 — 617,468
Insurance ............................................ 4,224,730 2,777,484 — 7,002,214
Interactive Media & Services ............................... 10,814,990 2,763,159 — 13,578,149
IT Services ........................................... 2,139,849 366,141 — 2,505,990
Leisure Products ....................................... — 224,805 — 224,805
Life Sciences Tools & Services .............................. 1,881,444 — — 1,881,444
Machinery ............................................ 2,135,800 1,124,437 — 3,260,237
Marine Transportation .................................... — 1,316,809 — 1,316,809
Media ............................................... 1,324,166 449,234 — 1,773,400
Metals & Mining ........................................ 1,890,660 2,312,929 — 4,203,589
Multi-Utilities .......................................... — 951,713 — 951,713
Oil, Gas & Consumable Fuels ............................... 11,102,515 2,448,012 — 13,550,527
Paper & Forest Products .................................. 7,804 — — 7,804
Passenger Airlines ...................................... 351,704 674,265 — 1,025,969
Personal Care Products .................................. 72,601 492,243 — 564,844
Pharmaceuticals ....................................... 9,185,167 6,856,416 — 16,041,583
Professional Services .................................... 918,490 899,372 — 1,817,862
Real Estate Management & Development ....................... 1,907,077 499,461 — 2,406,538
Retail REITs .......................................... 12,217 31,684 — 43,901
Semiconductors & Semiconductor Equipment .................... 21,770,197 2,118,340 — 23,888,537
Software ............................................. 21,453,915 2,977,078 — 24,430,993
Specialized REITs ...................................... 418,086 — — 418,086
Specialty Retail ........................................ 3,304,518 1,761,203 — 5,065,721
Technology Hardware, Storage & Peripherals .................... 14,029,232 6,916 — 14,036,148
Textiles, Apparel & Luxury Goods ............................ 683,335 1,881,340 — 2,564,675
Trading Companies & Distributors ............................ — 486,697 — 486,697
Transportation Infrastructure ............................... 70,896 202,093 — 272,989
Water Utilities ......................................... — 314,680 — 314,680
Wireless Telecommunication Services ......................... 51,457 827,022 — 878,479
Corporate Bonds
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ — $ 90,320 $ — $ 90,320
Automobile Components .................................. — 171,289 — 171,289
Automobiles .......................................... — 262,461 — 262,461
Banks ............................................... — 13,318,771 1,000 13,319,771
Beverages ........................................... — 3,464,488 — 3,464,488
Biotechnology ......................................... — 1,484,140 — 1,484,140
Broadline Retail ........................................ — 94,829 — 94,829
Building Products ....................................... — 2,633,889 — 2,633,889
Capital Markets ........................................ — 6,537,946 — 6,537,946
Chemicals ............................................ — 250,606 — 250,606
Commercial Services & Supplies ............................. — 212,986 — 212,986
Communications Equipment ................................ — 1,091,399 — 1,091,399
Construction & Engineering ................................ — 1,062,116 — 1,062,116
Construction Materials .................................... — 83,881 — 83,881
Consumer Finance ...................................... — 2,976,682 — 2,976,682
Containers & Packaging .................................. — 80,027 — 80,027
Diversified REITs ....................................... — 906,981 — 906,981
Diversified Telecommunication Services ........................ — 923,907 — 923,907
Electric Utilities ........................................ — 2,873,976 — 2,873,976
Electronic Equipment, Instruments & Components ................. — 1,201,347 — 1,201,347
Energy Equipment & Services .............................. — 319,897 — 319,897
Entertainment ......................................... — 99,958 — 99,958
Financial Services ...................................... — 1,528,286 — 1,528,286
Food Products ......................................... — 1,118,543 — 1,118,543
Gas Utilities ........................................... — 295,051 — 295,051
Ground Transportation ................................... — 1,278,366 — 1,278,366
Health Care Equipment & Supplies ........................... — 998,795 — 998,795
Health Care Providers & Services ............................ — 4,175,696 — 4,175,696
Health Care Technology .................................. — 1,221,233 — 1,221,233
Hotels, Restaurants & Leisure .............................. — 473,888 — 473,888
Household Durables ..................................... — 1,357,396 — 1,357,396
Industrial Conglomerates .................................. — 956,071 — 956,071
Insurance ............................................ — 1,630,216 — 1,630,216
IT Services ........................................... — 1,871,096 — 1,871,096
Life Sciences Tools & Services .............................. — 16,777 — 16,777
Machinery ............................................ — 386,446 — 386,446
Media ............................................... — 634,323 — 634,323
Metals & Mining ........................................ — 1,243,995 — 1,243,995
Mortgage Real Estate Investment Trusts (REITs) .................. — 20,159 — 20,159
Oil, Gas & Consumable Fuels ............................... — 2,320,089 — 2,320,089
Passenger Airlines ...................................... — 126,827 — 126,827
Pharmaceuticals ....................................... — 2,339,855 — 2,339,855
Professional Services .................................... — 1,351,520 — 1,351,520
Real Estate Management & Development ....................... — 815,755 — 815,755
Semiconductors & Semiconductor Equipment .................... — 5,045,191 — 5,045,191
Software ............................................. — 4,246,650 — 4,246,650
Specialized REITs ...................................... — 1,617,595 — 1,617,595
Specialty Retail ........................................ — 1,318,429 — 1,318,429
Technology Hardware, Storage & Peripherals .................... — 512,848 — 512,848
Textiles, Apparel & Luxury Goods ............................ — 797,927 — 797,927
Trading Companies & Distributors ............................ — 31,503 — 31,503
Wireless Telecommunication Services ......................... — 103,149 — 103,149
Foreign Government Obligations .............................. — 365,012 — 365,012
Investment Companies .................................... 9,889,021 — — 9,889,021
Non-Agency Mortgage-Backed Securities ........................ — 642,806 — 642,806
Other Interests .......................................... — — — —
Preferred Securities
Automobiles .......................................... — 20,026 — 20,026
Banks ............................................... 96,319 90,308 — 186,627
Chemicals ............................................ 459,987 — — 459,987
Electric Utilities ........................................ 3 — — 3
Electrical Equipment ..................................... — 160,325 — 160,325
Metals & Mining ........................................ 42,166 — — 42,166
Passenger Airlines ...................................... 53,732 — — 53,732
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
U.S. Government Sponsored Agency Securities .................... $ — $ 32,161,142 $ — $ 32,161,142
U.S. Treasury Obligations ................................... — 50,435,685 — 50,435,685
Short-Term Securities
Money Market Funds ...................................... 17,177,121 — — 17,177,121
U.S. Treasury Obligations ................................... — 6,068,622 — 6,068,622
Liabilities
Investment Sold Short
U.S. Treasury Obligations ................................... — (1,581,478) — (1,581,478)
$ 214,746,979 $ 246,912,082 $ 1,000 $ 461,660,061
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 3,994 $ — $ 3,994
Equity contracts ........................................... 59,759 2,604,941 — 2,664,700
Foreign currency exchange contracts ............................ — 35,646 — 35,646
Interest rate contracts ....................................... 83,098 — — 83,098
Liabilities
Credit contracts ........................................... — (88,076) — (88,076)
Equity contracts ........................................... (180,549) — — (180,549)
Foreign currency exchange contracts ............................ — (412,253) — (412,253)
Interest rate contracts ....................................... (318,018) — — (318,018)
$ (355,710) $ 2,144,252 $ — $ 1,788,542
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CDI Crest Depository Interests
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)